STOCKHOLDERS DEFICIT (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Deficit:
Common stock warrants exercised	4,477,923
Issuance of common stock for payment of Series D preferred dividends	23,109	109,039	148,653
Issuance of common stock for payment of Series E preferred dividends	12,432
Issuance of common stock for payment of Series F-2 preferred dividends	95,535
Issuance of common stock for payment of interest	121,262
Issuance of common stock for Series F one-time 15% dividend	255,401
Issuance of common stock for Series F-2 one-time 15% dividend	368,505
Conversion of Series E preferred stock to common stock	3,070,000
Conversion of Series F Preferred shares into common stock	60,000	40,000
Issued during the three months ended March 31, 2022	8,642,829	535,301	9,818,813
Share issued	8,642,829	535,301	9,818,813
Outstanding	22,316,412	13,673,583	13,138,282	3,319,469
Conversion Of Debt Into Common Shares - Exchange Agreements			7,957,013
Conversion Of Debt Into Common Shares			175,000
Shares Issued For Manufacturing Agreements			12,147
Shares Issued For Payment Of Series E Dividends		288,262
Shares Issued For Payment Of Finder Fee		98,000
Shares Issued To Investors			1,526,000